Related party disclosures	6 Months Ended
Jun. 30, 2024
Related party disclosures [Abstract]
Related party disclosures
12.	Related party disclosures

Other than those transactions reported in Note 11, “Share-based compensation”, there have been no other transactions in the three or six months ended June 30, 2024 and ended June 30, 2023, with related parties that had a material effect on the financial position or performance of the Group.